SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Transactions and Translation (Details) - $ / $	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Spot exchange rate	927.46	907.13	953.07	996.46
Average exchange rate	892.78	951.5	962.48	996.46